Average Annual Total Returns{- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-02 - Franklin Global Allocation Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding) Past 1 year		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding) Past 5 years		MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding) Past 10 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding for the MSCI All Country World Index-NR)
Past 1 year

Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding for the MSCI All Country World Index-NR)
Past 5 years

Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) (index reflects no deduction for fees, expenses or taxes, but are net of dividend tax withholding for the MSCI All Country World Index-NR)
Past 10 years
																																									MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(4.04%)	5.17%	5.81%	(6.24%)	4.00%	4.82%	(1.75%)	3.74%	4.41%	(0.15%)	5.58%	5.62%	1.28%	6.10%	6.14%	1.94%		3.30%	[1]	1.79%	6.65%	6.67%	16.25%	[2]	12.25%	[2]	9.13%	[2]	18.40%	[2]	15.21%	[2]	13.88%	[2]	13.18%	[3]	9.11%	[3]	6.57%	[3]	16.50%	12.81%	10.48%

[1]	1. Since inception August 1, 2017.
[2]

2. The MSCI All Country World Index-NR is replacing the S&P 500 Index® as the Fund's benchmark. The investment manager believes the composition of the MSCI All Country World Index-NR more accurately reflects the Fund's holdings.

[3]

3. The Blended Benchmark (60% MSCI All Country World Index-NR, 30% Bloomberg Barclays Global Aggregate Bond Index and 10% cash and cash equivalents) Index uses the rate of a U.S. 3-Month Treasury Bill as the returns on cash and cash equivalents.